UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices)  (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

INVESTMENTS as of September 30, 2009

(unaudited)

COMMON STOCKS — 70.9% OF TOTAL NET ASSETS

	Shares	Value(a)

Auto and Related - 6.7%
Ford Motor Company (b)	5,000,000	$ 36,050,000

Banks - Money Center - 23.6%
Citigroup Inc.	5,430,000	26,281,200
JPMorgan Chase & Co.	640,000	28,044,800
Morgan Stanley	875,000	27,020,000
The Goldman Sachs Group, Inc.	250,000	46,087,500
		127,433,500
Business Services - 5.3%
FEDEX Corporation	380,000	28,583,600

Computer Software and Services - 6.1%
Baidu, Inc. ADR (b)(c)	84,000	32,848,200

Copper - 12.0%
Freeport-McMoRan Copper & Gold Inc.	440,000	30,188,400
Southern Copper Corporation	1,130,000	34,679,700
		64,868,100
Insurance - 8.3%
Aflac Incorporated	60,000	2,564,400
MetLife, Inc.	195,000	7,423,650
Prudential Financial, Inc.	270,000	13,475,700
The Hartford Financial Services Group, Inc.	810,000	21,465,000
		44,928,750
Oil-Independent Production - 3.3%
Southwestern Energy Company (b)	420,000	17,925,600

Technology - 5.6%
Google Inc. (b)	61,000	30,246,850
TOTAL COMMON STOCKS (Identified cost $312,216,825)		382,884,600

BONDS — 28.4% OF TOTAL NET ASSETS
	Face Amount
Beverages and Tobacco - 6.0%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	32,630,304

Healthcare - Services - 10.6%
UnitedHealth Group Incorporated, 6.875%, 02/15/2038	25,000,000	27,595,825
WellPoint, Inc., 6.375%, 06/15/2037	27,000,000	29,321,298
		56,917,123

Media - 2.1%
AOL Time Warner Inc., 7.700%, 5/01/2032	10,000,000	11,307,870

Oil Refining -5.0%
Valero Energy Corporation, 6.625%, 06/15/2037	30,000,000	26,792,130

Telephone - 4.7%
AT&T Corp., 6.400%, 05/15/2038	24,000,000	25,477,488
TOTAL BONDS (Identified cost $125,240,748)		153,124,915

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.03%, 10/01/09 (Cost $3,040,000)	3,040,000	3,040,000

TOTAL INVESTMENTS — 99.9% (Identified cost $440,497,573) (d)		539,049,515
Cash and receivables		9,531,926
Liabilities		(9,093,369)
TOTAL NET ASSETS — 100.0%		$539,488,072

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)

Federal Tax Information: At September 30, 2009, the net unrealized appreciation on investments based on cost of $442,988,376 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$98,019,257
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,958,118)
$96,061,139

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

In September 2006, Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards ‘‘Fair Value Measurements’’ (Accounting Standards Codification “ASC” 820), effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of ASC 820 on January 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with ASC 820, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of September 30, 2009:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
INVESTMENTS IN SECURITIES	$ 382,884,600	$156,164,915	$ —	$ 539,049,515
INVESTMENTS IN EQUITIES	$ 382,884,600	$ —	$ —	$ 382,884,600
Refer to the Schedule of Investments
INVESTMENTS IN DEBT	$ —	$156,164,915	$ —	$ 156,164,915
Corporate	—	153,124,915	—	153,124,915
Commercial Paper	—	3,040,000	—	3,040,000
TOTAL	$ 382,884,600	$156,164,915	$ —	$ 539,049,515

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. The valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described above. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

CGM REALTY FUND

INVESTMENTS as of September 30, 2009

(unaudited)

COMMON STOCKS — 98.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENTS TRUSTS - 82.1%

	Shares	Value(a)

Diversified - 5.2%
Vornado Realty Trust	982,455	$ 63,279,927

Healthcare - 2.3%
Ventas, Inc.	720,000	27,720,000

Lodging - 15.1%
DiamondRock Hospitality Company (b)	4,730,000	38,313,000
FelCor Lodging Trust Incorporated	1,190,000	5,390,700
Host Hotels & Resorts, Inc.	5,600,000	65,912,000
LaSalle Hotel Properties (c)	3,500,000	68,810,000
Sunstone Hotel Investors, Inc. (b)	660,000	4,686,000
		183,111,700
Mortgage - 16.7%
Annaly Capital Management, Inc.	7,010,000	127,161,400
Chimera Investment Corporation	13,000,000	49,660,000
Hatteras Financial Corp.	856,000	25,662,880
		202,484,280
Office and Industrial - 10.5%
Alexandria Real Estate Equities, Inc.	1,217,400	66,165,690
SL Green Realty Corp	1,410,000	61,828,500
		127,994,190
Retail - 25.2%
Developers Diversified Realty Corporation (c)	10,737,685	99,216,209
Federal Realty Investment Trust	1,420,000	87,145,400
Simon Property Group, Inc.	1,128,687	78,364,739
Tanger Factory Outlet Centers, Inc.	939,600	35,084,664
The Macerich Company	222,949	6,762,043
		306,573,055
Specialty - 7.1%
Digital Realty Trust, Inc.	1,885,400	86,181,634
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $906,468,722)		997,344,786

OTHER COMMON STOCKS - 16.3%

Copper - 10.5%
Freeport-McMoRan Copper & Gold Inc.	925,000	63,464,250
Southern Copper Corporation	2,100,000	64,449,000
		127,913,250
Hotels and Restaurants - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	300,000	9,909,000

Metals and Mining - 4.9%
Agnico-Eagle Mines Limited	885,000	60,047,250
TOTAL OTHER COMMON STOCKS (Identified cost $176,945,547)		197,869,500
TOTAL COMMON STOCKS (Identified cost $1,083,414,269)		1,195,214,286

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.03%, 10/01/09 (Cost $5,815,000)	$5,815,000	5,815,000
TOTAL INVESTMENTS — 98.9% (Identified cost $1,089,229,269) (d)		1,201,029,286
Cash and receivables		44,666,058
Liabilities		(31,132,430)
TOTAL NET ASSETS — 100.0%		$1,214,562,914

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

(b)

Non-income producing security.

(c)

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2009:

Name of Issuer	Number of Shares Held December 31, 2008	Gross Purchases*	Gross Sales	Number of Shares Held September 30, 2009	Dividend Income	Market Value September 30, 2009

Developers Diversified Realty Corporation**	10,200,000	12,572,685	12,035,000	10,737,685	$ 2,533,420	$ 99,216,209
Home Properties, Inc.***	1,800,000	—	1,800,000	—	—	—
LaSalle Hotel Properties	—	3,500,000	—	3,500,000	35,000	68,810,000
The Macerich Company****	3,873,900	1,334,050	4,985,001	222,949	6,101,460	—
Total					$ 8,669,880	$ 168,026,209

*	Includes stock dividends.
**	Between 1/30/09 and 3/23/09 this security was not considered an affiliated issuer.
***	Position in issuer liquidated during the preceding nine months.
****	Position is no longer considered an affiliated issuer.

(d)

Federal Tax Information: At September 30, 2009, the net unrealized appreciation on investments based on cost of $1,119,169,192 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 194,044,192
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(112,184,098)
$ 81,860,094

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

In September 2006, Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards ‘‘Fair Value Measurements’’ (Accounting Standards Codification “ASC” 820), effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of ASC 820 on January 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with ASC 820, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of September 30, 2009:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
INVESTMENTS IN SECURITIES	$1,195,214,286	$ 5,815,000	$ —	$1,201,029,286
INVESTMENTS IN EQUITIES	$1,195,214,286	$ —	$ —	$1,195,214,286
Refer to the Schedule of Investments
INVESTMENTS IN DEBT	$ —	$ 5,815,000	$ —	$ 5,815,000
Commercial Paper	—	5,815,000	—	5,815,000

TOTAL	$1,195,214,286	$ 5,815,000	$ —	$1,201,029,286

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described above. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

CGM FOCUS FUND

INVESTMENTS as of September 30, 2009

(unaudited)

COMMON STOCKS — 99.2% OF TOTAL NET ASSETS

	Shares	Value(a)

Auto and Related - 8.7%
Ford Motor Company (b)	43,500,000	$ 313,635,000

Banks - Money Center - 24.9%
Bank of America Corporation	2,840,000	48,052,800
Credit Suisse Group AG ADR (c)	1,850,000	102,952,500
JPMorgan Chase & Co.	4,820,000	211,212,400
Morgan Stanley	6,700,000	206,896,000
The Goldman Sachs Group, Inc. (d)	1,765,000	325,377,750
		894,491,450
Business Services - 6.0%
FEDEX Corporation	2,840,000	213,624,800

Computer Software and Services - 7.4%
Baidu, Inc. ADR (b)(c)	675,000	263,958,750

Copper - 12.1%
Freeport-McMoRan Copper & Gold Inc.	3,450,000	236,704,500
Southern Copper Corporation	6,400,000	196,416,000
		433,120,500
Education - 2.0%
Apollo Group, Inc. (b)	1,000,000	73,670,000

Electronic and Communication Equipment - 5.5%
Apple Inc. (b)	1,060,000	196,492,200

Electronic Components - 3.6%
Texas Instruments Incorporated	5,450,000	129,110,500

Financial Services - 4.4%
MasterCard Incorporated	790,000	159,698,500

Health Care Services - 3.8%
Express Scripts, Inc. (b)	1,770,000	137,316,600

Heavy Capital Goods - 4.7%
Cummins Inc.	3,770,000	168,933,700

Insurance - 6.4%
American International Group, Inc. (b)	800,000	35,288,000
Prudential Financial, Inc.	3,900,000	194,649,000
		229,937,000
Miscellaneous - 1.7%
NIKE, Inc.	930,000	60,171,000

Oil - Independent Production - 2.6%
Chesapeake Energy Corporation	3,310,000	94,004,000

Technology - 5.4%
Google Inc. (b)	390,000	193,381,500
TOTAL COMMON STOCKS (Identified cost $2,865,462,294)		3,561,545,500

SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.03%, 10/01/09 (Cost $38,855,000)	$38,855,000	38,855,000
TOTAL INVESTMENTS — 100.3% (Identified cost $2,904,317,294) (e)		3,600,400,500
Cash and receivables		323,478,763
Liabilities		(334,712,871)
TOTAL NET ASSETS — 100.0%		$3,589,166,392

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)

A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2009 was $221,220,000 and the value of cash held in a segregated account was $129,391,303.

(e)

Federal Tax Information: At September 30, 2009, the net unrealized appreciation on investments based on cost of $2,933,700,602 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$683,021,002
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,321,104)
$666,699,898

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

SECURITIES SOLD SHORT (Proceeds $149,722,380)	Shares	Value(a)
Research In Motion Limited (b)	2,200,000	$148,610,000

In September 2006, Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards ‘‘Fair Value Measurements’’ (Accounting Standards Codification “ASC” 820), effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of ASC 820 on January 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with ASC 820, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments and securities sold short as of September 30, 2009:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
INVESTMENTS IN SECURITIES	$3,561,545,500	$38,855,000	$ —	$3,600,400,500
INVESTMENTS IN EQUITIES	$3,561,545,500	$ —	$ —	$3,561,545,500
Refer to the Schedule of Investments
INVESTMENTS IN DEBT	$ —	$38,855,000	$ —	$ 38,855,000
Commercial Paper	—	38,855,000	—	38,855,000

LIABILITIES - SECURITIES SOLD SHORT	$ (148,610,000)	$ —	$ —	$ (148,610,000)

TOTAL	$3,412,935,500	$38,855,000	$ —	$3,451,790,500

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures maybe used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described above. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

November 16, 2009

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date:

November 16, 2009